ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Zhejiang Tianlan PRC Statutory Reserve CNY (¥)	Zhejiang Tianlan Retain Earnings CNY (¥)	Zhejiang Tianlan Non Controling Interests CNY (¥)	Zhejiang Tianlan Shares Capital CNY (¥)	Zhejiang Tianlan Capital Reserve CNY (¥)
Balance, amount at Dec. 31, 2018		¥ 178,002	¥ 13,903	¥ 42,099	¥ 3,862	¥ 82,572	¥ 35,566
Net income / (loss)		4,358	0	4,842	(484)	0	0
Appropriation of reserves		0	518	(518)	0	0	0
Others		509	0	0	565	0	(56)
Balance, amount at Dec. 31, 2019		182,869	14,421	46,423	3,943	82,572	35,510
Net income / (loss)		13,500	0	15,532	(2,032)	0	0
Appropriation of reserves		0	1,685	(1,685)	0	0	0
Others		(4,422)	(436)	(3,968)	(269)	0	251
Dividend paid		(2,890)	0	(2,890)	0	0	0
Consolidation of companies under common control		7,558	0	1,836	2,122	0	3,600
Ordinary shares injected by shareholders		(761)	0	0	(761)	0	0
Utilization of reserve		(3,600)	0	0	0	0	(3,600)
Balance, amount at Dec. 31, 2020		192,254	15,670	55,248	3,003	82,572	35,761
Balance, amount at Dec. 31, 2020 | $	$ 13,935
Net income / (loss)		13,578	0	11,285	2,293	0	0
Appropriation of reserves		0	912	(912)	0	0	0
Dividend paid		(13,212)	0	(13,212)	0	0	0
Balance, amount at Dec. 31, 2021		¥ 192,620	¥ 16,582	¥ 52,409	¥ 5,296	¥ 82,572	¥ 35,761